SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Tax-Managed Large Cap Fund
(the "Funds")

Supplement Dated January 8, 2024
to the Class F Shares and Class Y Shares Prospectuses, each dated January 31, 2023, as amended March 24, 2023, June 23, 2023, June 30, 2023 and October 4, 2023 (the
"Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Coho Partners, Ltd. no longer serves as a sub-adviser to the Funds. Additionally, Ceredex Value Advisors LLC no longer serves as a sub-adviser to the Large Cap Fund. As such, all references to Coho Partners, Ltd. and Ceredex Value Advisors LLC are hereby deleted from the Prospectuses.

Additionally, Copeland Capital Management, LLC is added as a sub-adviser to the Large Cap Fund. Accordingly, the Prospectuses are updated as follows:

In the Fund Summary for the Large Cap Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Copeland Capital Management, LLC	Mark Giovanniello, CFA	Since 2024	Chief Investment Officer, Principal and Portfolio Manager
	Eric Brown, CFA	Since 2024	Chief Executive Officer, Principal and Portfolio Manager
	David McGonigle, CFA	Since 2024	Portfolio Manager, Principal and Senior Research Analyst
	Jeffrey Walkenhorst, CFA	Since 2024	Portfolio Manager, Principal and Senior Research Analyst
	John Cummings, CFA	Since 2024	Portfolio Manager, Principal and Research Analyst

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Copeland. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a co-portfolio manager on all Domestic Strategies and the lead manager for the Mid Cap, Smid Cap, and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the Chartered Financial Analyst (CFA) designation and is a member of the Philadelphia Security Analyst Society. Mr. Eric Brown is the Chief Executive Officer, Principal and Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts in Political Science from Trinity College in Hartford, CT and holds the CFA designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. David McGonigle is a Senior Research Analyst, Principal and Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary and Financial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the CFA designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst is a Research Analyst, Principal and Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the CFA designation and is a member of the New York Society of Security Analysts. Mr. John Cummings, CFA is a Research Analyst, Principal and a Portfolio Manager at Copeland. Prior to joining Copeland in August 2014, he worked as a summer equity research analyst for Credit Suisse covering the consumer internet sector. Before that, Mr. Cummings worked for Copeland Capital as a summer research analyst. During this time, he helped analyze and improve Copeland's quantitative screening methodologies. He holds a BA degree in both Mathematics and Economics with high honors from Haverford College. He also holds the Chartered Analyst (CFA®) designation and is a member of the CFA Society of Philadelphia.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1488 (01/24)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
(the "Fund")

Supplement Dated January 8, 2024
to the Class I Shares Prospectus, dated January 31, 2023, as amended June 23, 2023 (the
"Prospectus")

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Ceredex Value Advisors LLC and Coho Partners, Ltd. no longer serve as sub-advisers to the Fund. As such, all references to Ceredex Value Advisors LLC and Coho Partners, Ltd. are hereby deleted from the Prospectus.

Additionally, Copeland Capital Management, LLC is added as a sub-adviser to the Fund. Accordingly, the Prospectus is updated as follows:

In the Fund Summary for the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Copeland Capital Management, LLC	Mark Giovanniello, CFA	Since 2024	Chief Investment Officer, Principal and Portfolio Manager
	Eric Brown, CFA	Since 2024	Chief Executive Officer, Principal and Portfolio Manager
	David McGonigle, CFA	Since 2024	Portfolio Manager, Principal and Senior Research Analyst
	Jeffrey Walkenhorst, CFA	Since 2024	Portfolio Manager, Principal and Senior Research Analyst
	John Cummings, CFA	Since 2024	Portfolio Manager, Principal and Research Analyst

In addition, under the section titled "Sub-Advisers," under the heading titled "Sub-Advisers and Portfolio Managers," under the sub-heading titled "Large Cap Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Copeland Capital Management, LLC: Copeland Capital Management, LLC (Copeland), located at 161 Washington Street, Suite 1325, Conshohocken, PA 19428, serves as a Sub-Adviser to the Large Cap Fund. A team of investment professionals manages the portion of the Large Cap Fund's assets allocated to Copeland. Mr. Mark Giovanniello, CFA, is the Chief Investment Officer, Principal and Portfolio Manager at Copeland. Mr. Giovanniello joined Copeland in 2009 and is a co-portfolio manager on all Domestic Strategies and the lead manager for the Mid Cap, Smid Cap, and Small Cap Strategies. Mr. Giovanniello holds a Bachelor of Science degree from the Carroll School of Management at Boston College. Mr. Giovanniello also holds the Chartered Financial Analyst (CFA) designation and is a member of the Philadelphia Security Analyst Society. Mr. Eric Brown is the Chief Executive Officer, Principal and Portfolio Manager at Copeland. Mr. Brown formed Copeland in 2005 and is responsible for research coverage of the Utilities and MLP sectors across all domestic portfolios. While founding Copeland, Mr. Brown developed a proprietary fundamental model to best evaluate dividend growth stocks. Mr. Brown holds a Bachelor of Arts in Political Science from Trinity College in Hartford, CT and holds the CFA designation. Mr. Brown is a member of the Boston Security Analysts Society and the American Mensa Society. Mr. David McGonigle is a Senior Research Analyst, Principal and Portfolio Manager at Copeland. Mr. McGonigle's primary coverage responsibilities are in the Consumer Discretionary and Financial sectors across all domestic portfolios. Mr. McGonigle holds a Bachelor of Science in Business Administration, with a finance concentration, from the E. Claiborne Robins School of Business at the University of Richmond. Mr. McGonigle also holds the CFA designation and is a member of the CFA Society of Philadelphia. Mr. Jeffrey Walkenhorst is a Research Analyst, Principal and Portfolio Manager at Copeland. Mr. Walkenhorst joined Copeland in 2011 and his primary coverage responsibilities are in the Consumer Staples, Real Estate, and Technology/Telecom sectors across all domestic portfolios. Mr. Walkenhorst holds a Bachelor of Arts degree in Economics from Stanford University. Mr. Walkenhorst also holds the CFA designation and is a member of the New York Society of Security Analysts. Mr. John Cummings, CFA is a Research Analyst, Principal and a Portfolio Manager at Copeland. Prior to joining Copeland in August 2014, he worked as a summer equity research analyst for Credit Suisse covering the consumer internet sector. Before that, Mr. Cummings worked for Copeland Capital as a summer research analyst. During this time, he helped analyze and improve Copeland's quantitative screening methodologies. He holds a BA degree in both Mathematics and Economics with high honors from Haverford College. He also holds the Chartered Analyst (CFA®) designation and is a member of the CFA Society of Philadelphia.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1489 (01/24)

SEI INSTITUTIONAL MANAGED TRUST

Large Cap Fund
Tax-Managed Large Cap Fund
(the "Funds")

Supplement Dated January 8, 2024
to the Statement of Additional Information ("SAI") dated January 31, 2023, as amended March 24, 2023, May 25, 2023, June 23, 2023, June 30, 2023, August 3, 2023, October 4, 2023
and January 4, 2024

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Funds.

Change in Portfolio Management of the Funds

Coho Partners, Ltd. no longer serves as a sub-adviser to the Funds. Additionally, Ceredex Value Advisors LLC no longer serves as a sub-adviser to the Large Cap Fund. As such, all references to Coho Partners, Ltd. and Ceredex Value Advisors LLC are hereby deleted from the SAI.

Additionally, Copeland Capital Management, LLC is added as a sub-adviser to the Large Cap Fund. Accordingly, the SAI is updated as follows:

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Copeland Capital Management, LLC," the paragraph thereunder is hereby deleted and replaced with the following:

Copeland Capital Management, LLC ("Copeland") serves as a Sub-Adviser to a portion of the assets of the Large Cap and Small Cap Funds. Copeland was founded in 2005 and is 100% employee owned.

In addition, under the same section and heading, under the sub-heading titled "Copeland," the paragraphs thereunder are hereby deleted and replaced with the following:

Compensation.  SIMC pays Copeland a fee based on the assets under management of the Large Cap and Small Cap Funds as set forth in an investment sub-advisory agreement between Copeland and SIMC. Copeland pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Large Cap and Small Cap Funds. The following information relates to the period ended September 30, 2023.

There are three components used to evaluate the analysts and portfolio managers. Each of the portfolio managers also has sector specific research responsibilities so the process is the same for all. First, their recommendations are compared to their sector as a whole as well as to the dividend growth universe within each sector. Because the investment process is collaborative the performance of each strategy is compared to its respective benchmark and the performance of the firm as a whole in the evaluation of each analyst and portfolio manager. Every member of the investment team is compensated in three ways: 1) equity ownership of Copeland; 2) base salary; and 3) bonuses related to performance of recommendations within each sector for each sector specific analyst, strategy performance relative to benchmarks for each lead Portfolio Manager and overall firm level performance for each of our strategies.

Bonus compensation can vary year-to-year but can represent 100% to 150% of base compensation on the high end. Equity units are issued on a more long-term basis and can vary greatly from year to year. Equity is granted with long-term vesting schedules. The firm tries to encourage a culture of ownership and accountability. The compensation structure is purposefully designed to allow outstanding performance to be rewarded, but also encourages a collaborative approach in that everyone has an interest in not just seeing their sector do well, but also the strategy and the firm as a whole.

Ownership of Fund Shares. As of September 30, 2023, Copeland's portfolio managers did not beneficially own any shares of the Large Cap or Small Cap Funds.

Other Accounts. As of September 30, 2023, in addition to the Large Cap and Small Cap Funds, Copeland's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager†	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Mark W. Giovanniello, CFA	6	$543.5	0	$0	2,668	$3,827
Eric C. Brown, CFA	6	$543.5	0	$0	2,668	$3,827
David McGonigle, CFA	6	$543.5	0	$0	2,668	$3,827
Jeffrey Walkenhorst, CFA	6	$543.5	0	$0	2,668	$3,827
John Cummings, CFA	6	$543.5	0	$0	2,668	$3,827

No account listed above is subject to a performance-based advisory fee.

†  Copeland utilizes a team-based approach to portfolio management, and each of the portfolio managers listed in the table is jointly responsible for the management of a portion of the accounts listed in each category.

Conflicts of Interest. The portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, Copeland may receive fees from certain accounts that are higher than the fee it receives from the Large Cap and Small Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Large Cap and Small Cap Funds. Copeland has adopted policies and procedures designed to address these potential material conflicts. For instance, Copeland utilizes a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

The portfolio manager's compensation is based upon their ownership share of the profits, if any, of Copeland.

To address and manage these potential conflicts of interest, Copeland has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1490 (01/24)